Income Taxes (Reconciliation of Effective Income Tax Rates) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Reconciliation of effective income tax rate:
Combined normal effective statutory tax rate	30.60%	30.60%	30.60%
Nondeductible expenses	0.40%	0.40%	1.10%
Impairment of goodwill	2.40%	0.00%	2.20%
Foreign tax credit and payments	0.20%	0.90%	(6.70%)
Lower tax rates applicable to income of subsidiaries	(2.50%)	(1.50%)	(4.10%)
Change in valuation allowance	0.30%	(1.40%)	(1.30%)
Taxation for gain on sale of shares in subsidiary	0.00%	0.00%	4.80%
Nontaxable dividends received	(5.30%)	(4.10%)	(21.10%)
Undistributed earnings of subsidiaries	1.80%	0.90%	0.20%
Tax and interest expense for uncertainty in income taxes	1.70%	0.00%	0.00%
Tax penalty and tax refund	(0.029)	0	0
Noncontrolling interest income	0.10%	0.60%	0.40%
Effect of changes in tax laws	1.20%	0.00%	0.90%
Expiration of loss carryforward	1.40%	0.10%	0.20%
Other—net	0.00%	0.20%	2.90%
Effective income tax rate	29.40%	26.70%	10.10%
Income tax expense	¥ 527,938	¥ 500,657	¥ 46,751
Increase in tax expense previously not recognized		22,250
Increase in tax expense previously not recognized, percentage			4.80%
Income Tax Expense (Benefit)	(527,938)	¥ (500,657)	¥ (46,751)
CALIFORNIA
Reconciliation of effective income tax rate:
Income tax expense	(52,129)
Income Tax Expense (Benefit)	¥ 52,129